Costs of services and general and administrative costs	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Costs of services and general and administrative costs
3. Costs of services and general and administrative costs

	2021	2020	2019
Continuing operations	£m	£m	£m
Costs of services	10,597.5	9,987.9	10,825.1
General and administrative costs	974.6	4,293.0	1,113.1
	11,572.1	14,280.9	11,938.2
Costs of services and general and administrative costs include:

	2021	2020	2019
Continuing operations	£m	£m	£m
Staff costs (note 5)	7,166.7	6,556.5	7,090.6
Establishment costs	529.0	638.5	672.9
Media pass-through costs	1,865.3	1,555.2	1,656.2
Other costs of services and general and administrative costs[1]	2,011.1	5,530.7	2,518.5
	11,572.1	14,280.9	11,938.2
Included within costs of services and general administrative costs are the following:

	2021	2020	2019
Continuing operations	£m	£m	£m
Goodwill impairment (note 14)	1.8	2,822.9	47.7
Investment and other impairment (reversals)/charges	(42.4)	296.2	7.5
Restructuring and transformation costs	145.5	80.7	153.5
Restructuring costs in relation to Covid-19	29.9	232.5	—
Litigation settlement	21.3	25.6	(16.8)
Gain on sale of freehold property in New York	—	—	(7.9)
Amortisation and impairment of acquired intangible assets	97.8	89.1	121.5
Amortisation of other intangible assets	19.9	35.2	21.2
Depreciation of property, plant and equipment	151.2	174.8	185.5
Depreciation of right-of-use assets	272.9	331.9	301.6
(Gains)/losses on sale of property, plant and equipment	(1.3)	0.3	3.2
Losses/(gains) on disposal of investments and subsidiaries	10.6	(7.8)	(40.4)
Gains on remeasurement of equity interests arising from a change in scope of ownership	—	(0.6)	(0.4)
Net foreign exchange losses	4.4	5.9	6.1
Short-term lease expense	18.0	36.7	83.8
Low-value lease expense	2.3	2.3	2.9
Note
[1]Other costs of services and general and administrative costs include £538.6 million (2020: £685.6 million, 2019: £731.4 million) of other pass-through costs.
In 2021, operating profit includes credits totalling £19.3 million (2020: £46.3 million, 2019: £26.9 million) relating to the release of excess provisions and other balances established in respect of acquisitions completed prior to 2020. Further details of the Group’s approach to acquisition reserves, as required by IFRS 3 Business Combinations, are given in note 29.
Amortisation and impairment of acquired intangible assets of £97.8 million (2020: £89.1 million, 2019: £121.5 million) includes an impairment charge in the year of £47.9 million (2020: £21.6 million, 2019: £26.5 million) in regard to certain brand names that are no longer in use, including £43.8 million for brands with an indefinite life.
Investment and other impairment reversals of £42.4 million primarily relates to the partial reversal of a £255.6 million impairment taken in 2020 relating to Imagina, an associate in Spain.
Losses on disposal of investments and subsidiaries of £10.6 million in 2021 includes a loss of £4.9 million on the disposal of XMKT in China, which completed in September 2021. Gains on disposal of investments and subsidiaries of £40.4 million in 2019 include a gain of £28.6 million on the disposal of the Group's interest in Chime.
Restructuring and transformation costs of £145.5 million (2020: £80.7 million, 2019: £153.5 million) include £94.2 million in relation to the Group’s IT transformation programme. This programme will allow technology to become a competitive advantage in the market as our clients, and their clients, move to an ever-increasing digital world. It includes costs of £62.2 million (including £14.0 million that was previously capitalised at 31 December 2020) in relation to the rollout of a new ERP system in order to drive efficiency and collaboration throughout the Group. The remaining £51.3 million relates to the continuing restructuring plan, first outlined on the Investor Day in December 2018. As part of that plan, restructuring actions have been taken to right-size under-performing businesses, address high-cost severance markets and simplify operational structures.
Restructuring costs in relation to Covid-19 of £29.9 million (2020: £232.5 million, 2019: £nil) primarily relate to property costs which the Group undertook in response to the Covid-19 pandemic. As management continues to assess the impact of Covid-19 on long-term working practices and the Group’s real estate portfolio, further impairments may occur in the future. We note that there are other Covid-19 related amounts, including credits, which have not been reflected on the grounds that they cannot effectively be distinguished from the day-to-day activities of the business.
In 2021, the Group received £5.3 million (2020: £77.1 million, 2019: £nil) of aid from governments around the world in relation to the Covid-19 pandemic, which is included as a credit in other staff costs.
Total impairment charges included in restructuring costs of £39.2 million (2020: £196.7 million) consist of £17.6 million (2020: £147.6 million) within restructuring costs in relation to Covid-19 and £21.6 million (2020: £49.1 million) within restructuring and transformation costs. These impairment charges include £19.3 million (2020: £117.0 million) in relation to right-of-use assets, £9.8 million (2020: £79.7 million) of related property, plant and equipment and £10.1 million (2020: £nil) of other intangibles, arising from the Group’s reassessment of its property requirements as a result of effective remote working practices during the Covid-19 pandemic and continued focus on campuses. There were no impairment charges included in restructuring costs in 2019.
The goodwill impairment charge of £2,822.9 million in 2020 reflects the adverse impacts of Covid-19 on a number of businesses in the Group at that time.
Auditors’ remuneration:

	2021	2020	2019
	£m	£m	£m
Fees payable to the Company’s auditors for the audit of the Company’s annual accounts	7.1	6.4	6.5
Fees payable for the audit of the Company’s subsidiaries	24.8	22.9	28.0
Fees payable to the auditors pursuant to legislation	31.9	29.3	34.5
Audit-related services[1]	0.4	0.4	0.4
Other services[2]	1.4	0.7	7.8
Tax compliance services	—	0.1	—
Total other fees	1.8	1.2	8.2
Total fees	33.7	30.5	42.7
Notes
[1]Audit-related assurance services are in respect of the review of the interim financial information.
[2]Other services include audits for earnout purposes.